Non-interest income	12 Months Ended
Dec. 31, 2024
Non-interest income
Non-interest income

2 Non-interest income

There are three main categories of non-interest income: net fees and commissions, trading income, and other operating income.

Net fees and commissions is the difference between fees received from customers for services provided by NatWest Group, such as credit card annual fees, underwriting fees, payment services, brokerage fees, trade finance, investment management fees, trustee and fiduciary services, and fees incurred in the provision of those services, such as credit card interchange fees, customer incentives, loan administration, foreign currency transaction charges, and brokerage fees.

Trading income is earned from short-term financial assets and financial liabilities to either make a spread between purchase and sale price or held to take advantage of movements in prices and yields.

Other operating income includes revenue from other operating activities which are not related to the principal activities of the company, such as: share of profit or loss from associates; operating lease income; the profit or loss on the sale of a subsidiary or property, plant and equipment profit or loss on own debt; and changes in the fair value of financial assets and liabilities designated at fair value through profit or loss.

For accounting policy information refer to Accounting policies 3.1 and 3.6.

	2024	2023	2022
Continuing operations	£m	£m	£m
Net fees and commissions (1)	2,467	2,330	2,292
Trading income
Foreign exchange	310	270	305
Interest rate (2)	687	595	752
Credit	(163)	(72)	17
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
- debt securities in issue	(9)	(2)	42
Equities, commodities and other	—	3	17
	825	794	1,133
Other operating income
Gain/(loss) on redemption of own debt	—	3	(161)
Rental income on operating lease assets and investment property	233	234	230
Changes in fair value of financial assets and liabilities designated at fair value through profit or loss (3)	(137)	(150)	17
Changes in fair value of other financial assets at fair value through profit or loss (4)	75	50	(45)
Hedge ineffectiveness	2	52	(20)
Profit/ (loss) on disposal of amortised cost assets and liabilities	5	(5)	(15)
Loss on disposal of fair value through other comprehensive income assets	(19)	(43)	(168)
Profit/ (loss) on sale of property, plant and equipment	31	(21)	(5)
Share of profits/ (losses) of associated entities	19	(9)	(30)
Foreign exchange recycling (losses)/gains	(76)	484	5
Other income (5)	3	(16)	81
	136	579	(111)
	3,428	3,703	3,314

(1)	Refer to Note 4 for further analysis.
(2)	Includes fair value changes on derivatives not designated in a hedge accounting relationship, and gains and losses from structural hedges.
(3)	Includes related derivatives.
(4)	Includes instruments that have failed solely payments of principal and interest testing under IFRS 9.
(5)	2022 includes £92 million profit from insurance liabilities.